Risks and Uncertainties and Concentrations - Investments - Additional Information (Details)	Dec. 31, 2025	Dec. 31, 2024
EBP 002
EBP, Risk and Uncertainty [Line Items]
Concentration of investment at fair value to total investments, percentage	18.80%	18.30%